Operating segments (Tables)	12 Months Ended
Dec. 31, 2020
Operating segments
Schedule of operating segment information

Below is the information related to each reportable segment. Performance is measured based on each segment’s income before taxes, in the same manner as it is included in management reports that are regularly reviewed by the Company’s Board of Directors.

a)   Operating segment information

	Year ended December 31, 2020
	Poultry	Other	Total
Net revenues	$61,323,853	7,468,149	68,792,002
Cost of sales	51,165,650	6,541,916	57,707,566
Gross profit	10,158,203	926,233	11,084,436
Finance income	998,654	174,866	1,173,520
Finance costs	260,570	30,759	291,329
Income before taxes	4,626,582	557,121	5,183,703
Income taxes	1,060,876	150,735	1,211,611
Net income attributable to controlling interest	3,532,589	403,083	3,935,672
Property, plant and equipment, net	17,146,405	2,587,417	19,733,822
Goodwill	1,562,404	88,312	1,650,716
Intangible assets	753,224	—	753,224
Total assets	51,081,829	7,393,171	58,475,000
Total liabilities	13,144,941	1,403,251	14,548,192
Purchases of property, plant and equipment	1,978,818	773,463	2,752,281
Depreciation and amortization	1,542,031	193,115	1,735,146

	Poultry	Other	Total
	revenues	revenues	revenues
Total revenues	$61,332,013	7,506,962	68,838,975
Intersegments	(8,160)	(38,813)	(46,973)
Net revenues	$61,323,853	7,468,149	68,792,002

	Year ended December 31, 2019
	Poultry	Other	Total
Net revenues	$55,653,027	6,002,218	61,655,245
Cost of sales	46,456,076	5,101,275	51,557,351
Gross profit	9,196,951	900,943	10,097,894
Finance income	860,140	131,492	991,632
Finance costs	529,226	81,142	610,368
Income before taxes	3,854,474	503,330	4,357,804
Income taxes	993,652	131,326	1,124,978
Net income attributable to controlling interest	2,849,145	370,786	3,219,931
Property, plant and equipment, net	16,440,851	2,115,795	18,556,646
Goodwill	1,490,978	88,016	1,578,994
Intangible assets	772,640	—	772,640
Total assets	49,533,440	6,169,051	55,702,491
Total liabilities	14,066,224	1,375,932	15,442,156
Purchases of property, plant and equipment	1,811,086	258,241	2,069,327
Depreciation and amortization	1,171,200	115,243	1,286,443

	Poultry	Other	Total
	revenues	revenues	revenues
Total revenues	$55,656,645	6,037,772	61,694,417
Intersegments	(3,618)	(35,554)	(39,172)
Net revenues	$55,653,027	6,002,218	61,655,245

	Year ended December 31, 2018
	Poultry	Other	Total
Net revenues	$55,308,141	5,743,951	61,052,092
Cost of sales	46,562,214	4,860,162	51,422,376
Gross profit	8,745,927	883,789	9,629,716
Finance income	1,094,377	46,372	1,140,749
Finance costs	288,703	43,465	332,168
Income before taxes	4,025,050	491,501	4,516,551
Income taxes	1,028,335	126,643	1,154,978
Net income attributable to controlling interest	2,986,328	363,639	3,349,967
Property, plant and equipment, net	16,060,590	1,957,586	18,018,176
Goodwill	1,543,755	88,016	1,631,771
Intangible assets	962,738	(13,383)	949,355
Total assets	47,205,252	5,660,342	52,865,594
Total liabilities	13,364,922	1,334,967	14,699,889
Purchases of property, plant and equipment	1,747,286	235,297	1,982,583
Depreciation and amortization	1,121,751	105,166	1,226,917

	Poultry	Other	Total
	revenues	revenues	revenues
Total revenues	$55,312,273	5,785,289	61,097,562
Intersegments	(4,132)	(41,338)	(45,470)
Net revenues	$55,308,141	5,743,951	61,052,092

Schedule of information about revenue classified based on geographical location

When submitting information by geographic area, revenue is classified based on the geographic location where the Company’s customers are located. Segment assets are classified in accordance with their geographic location. Geographical information for the “Others” segment is not included below because the operations are carried out entirely within Mexico.

	Year ended December 31, 2020
			Operations
			between
	Domestic	Foreign	geographical
	poultry	poultry	segments	Total
Net revenues	$41,835,033	19,573,023	(84,203)	61,323,853
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies:
Non-current biological assets	1,185,308	806,222	—	1,991,530
Property, plant and equipment, net	14,659,461	2,486,944	—	17,146,405
Goodwill	212,536	1,349,868	—	1,562,404
Intangible assets	—	753,224	—	753,224

	Year ended December 31, 2019
			Operations
			between
	Domestic	Foreign	geographical
	poultry	poultry	segments	Total
Net revenues	$38,778,025	16,931,735	(56,733)	55,653,027
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies:
Non-current biological assets	1,058,126	760,785	—	1,818,911
Property, plant and equipment, net	13,799,774	2,641,077	—	16,440,851
Goodwill	212,833	1,278,145	—	1,490,978
Intangible assets	—	772,640	—	772,640

	Year ended December 31, 2018
			Operations
			between
	Domestic	Foreign	geographical
	poultry	poultry	segments	Total
Net revenues	$37,766,974	17,599,239	(58,072)	55,308,141
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies:
Non-current biological assets	979,034	742,694		1,721,728
Property, plant and equipment, net	13,002,755	3,057,835	—	16,060,590
Goodwill	212,833	1,330,922	—	1,543,755
Intangible assets	—	962,738	—	962,738